Expense Example {- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® Income Fund - Class K6	May 28, 2022 USD ($)
Expense Example:
1 year	$ 38
3 years	118
5 years	206
10 years	$ 464